Other assets and other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Datailed information about other assets and liabilities [Line Items]
Other non-financial assets	R$ 5,528,190	R$ 2,866,681
Other non-financial liabilities	1,080,090	53,804
Energy contracts
Datailed information about other assets and liabilities [Line Items]
Other non-financial assets	5,164,402	2,605,389
Other non-financial liabilities	1,012,855	0
Other assets (liabilities)
Datailed information about other assets and liabilities [Line Items]
Other non-financial assets	363,788	261,292
Other non-financial liabilities	R$ 67,235	R$ 53,804